Common Stock & Class B Preference Shares (Details) - USD ($) $ / shares in Units, $ in Thousands			12 Months Ended
	Oct. 12, 2023	Oct. 09, 2023	Mar. 31, 2026	Mar. 31, 2025
Common Stock & Class B Preference Shares [Line Items]
Ordinary shares (in Shares)		3,050,000
Shares priced (in Dollars per share)	$ 4
Common stock, shares issued (in Shares)			38,417,987	38,417,987
Shares value			$ 23,961	$ 23,961
Mr. Ho [Member]
Common Stock & Class B Preference Shares [Line Items]
Vote per share			10
Class B Preference Shares [Member]
Common Stock & Class B Preference Shares [Line Items]
Preferred stock, shares issued			3,000,000
Class B Preference Shares [Member] | Mr. Ho [Member]
Common Stock & Class B Preference Shares [Line Items]
Preferred stock, shares issued			3,000,000
Preferred stock value			$ 30
Employee of Subsidiaries [Member]
Common Stock & Class B Preference Shares [Line Items]
Shares priced (in Dollars per share)				$ 0.71
Stock-based compensation expense				$ 1,768
Employee of Subsidiaries [Member] | Common Stock [Member]
Common Stock & Class B Preference Shares [Line Items]
Ordinary shares (in Shares)				2,500,000
Shares priced (in Dollars per share)				$ 0.6
Aggregate fair value				$ 1,500
Common stock, shares issued (in Shares)				292,036
Shares value				$ 208
Employee of Subsidiaries [Member] | Common Stock [Member] | Board of Directors [Member]
Common Stock & Class B Preference Shares [Line Items]
Shares priced (in Dollars per share)				$ 0.79
Common stock, shares issued (in Shares)				75,951
Shares value				$ 60
Employee of Subsidiaries [Member] | Primech AI Pte. Ltd[Member] | Common Stock [Member]
Common Stock & Class B Preference Shares [Line Items]
Shareholders percentage				49.00%
IPO [Member] | Common Stock [Member]
Common Stock & Class B Preference Shares [Line Items]
Net proceeds	$ 9,473